EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2025
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

35.EQUITY METHOD INVESTMENTS

SCHMID owns non-controlling interests in the following entities as of December 31, 2025 and 2024. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of the entity	Country of incorporation	12/31/2025	12/31/2024
SCHMID AVACO Korea Co. Ltd. (SAK)	South Korea	50%	50%
SCHMID Energy Systems GmbH (SES)	Germany	48%	49%

A description of each entity is provided below.

SCHMID AVACO Korea Co. Ltd. (SAK), South Korea is a company that specializes in the sales and marketing of Physical Vapor Etch (“PVE”) and Physical Vapor Deposition (“PVD”) equipment. SCHMID developed many innovative PVE and PVD processes and has access to the major manufacturers for PCB, Substrates and Panel Level Packing. Avaco produces a wide range of equipment, which serves various industries including chip industry, automotive, electronics and telecommunications technology.

During 2024, SCHMID and the Pekintas Group based in Istanbul, Turkey, reached an agreement to partner in the design, manufacture and sale of Vanadium Redox Flow Batteries at commercial scale. OC Teknoloji Yatirimlari A.S. (“OCT”) was established by the Pekintas Group to act as the operating company for the venture. On December 17, 2024, SES, SCHMID GmbH, and OCT executed a Share Purchase Agreement (the “SPA”) whereby SCHMID would transfer a 51% ownership interest in SES to

OCT in exchange for a payment of €1 million and a 19.9 % ownership interest in OCT. The SES share transfer and payment of €1 million occurred in December 2024. The fair value of the 49% ownership in SES amounted to €1,200 thousand. SCHMID recognized a gain of €3,703 thousand, on the sale to OCT of the 51% interest in SES, which is presented in 2024 in Other Income. The shares in OCT have not been transferred in 2025 and the receivable of €248 thousand was recorded by the Company as of December 31, 2025. In February 2025, a capital increase through OCT reduced SCHMID stake in SES to 48%.